INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 34,586		$ 50,950		$ 98,033	$ 76,928
Amortization related to developed software	$ 923,042	$ 24,508	$ 1,584,555	$ 62,972